Intangible Asset - Schedule of Fair Value of the Intangible Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Intangible Asset [Line Items]
Balance at beginning	$ 3,189	$ 4,717
Loss on impairment of intangible asset	(1,344)	(1,042)
Depreciation of intangible asset	(366)	(486)
Balance at ending	$ 1,479	$ 3,189	$ 4,717